Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Cash Flows from Operating Activities:
Net income	$ 1,034,133	$ 1,447,897	$ (71,891)	$ 5,017,538
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of over-allotment liability		(26,558)	(285,738)	(26,558)
Interest earned on cash held in Trust Account	(1,548,784)	(1,785,684)	(722,270)	(7,188,186)
Changes in operating assets and liabilities:
Prepaid expenses	24,535	(62,073)	(95,833)	3,233
Prepaid insurance		21,250	(77,208)	77,208
Accrued expenses	115,234	29,273	97,837	(74,330)
Deferred legal fees	243,000	150,000	850,000	1,287,965
Net cash used in operating activities	(131,882)	(225,895)	(305,103)	(903,130)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(175,875,000)
Net cash used in investing activities			(175,875,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor			25,000
Proceeds from sale of Units, net of underwriting discounts paid			171,500,000
Proceeds from sale of Private Placement Warrants			6,631,250
Proceeds from advances from Sponsor			4,400,006
Repayment of advances from Sponsor through the private placement proceeds			(4,400,006)
Payment of offering costs			(528,226)
Net cash provided by financing activities			177,628,024
Net Change in Cash and Cash Equivalents	(131,882)	(225,895)	1,447,921	(903,130)
Cash and Cash Equivalents – Beginning of period	544,791	1,447,921		1,447,921
Cash and Cash Equivalents – End of period	$ 412,909	$ 1,222,026	1,447,921	544,791
Non-Cash investing and financing activities:
Deferred underwriting fee payable			$ 7,000,000